Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2016
Disposal of Subsidiaries [Abstract]
DISPOSAL OF SUBSIDIARIES

11. DISPOSAL OF SUBSIDIARIES

On December 31, 2015, the Company sold all of its interests in i) Brookhollow Lake, LLC, ii) Newport Property Holding, LLC, iii) wholly-owned subsidiary Kirin China, iv) wholly-owned subsidiary Kirin Hopkins Real Estate Group, v) wholly-owned subsidiary Archway Development Group LLC, vi) wholly-owned subsidiary Specturm International Enterprise, LLC and vii) wholly-owned subsidiary HHC-6055 Centre Drive LLC (collectively referred to as the “Kirin Subsidiaries”). The sale of Kirin China also effectively terminated Company’s contractual relationship with Hebei Zhongding Real Estate Development Co. Ltd and Xingtai Zhongding Jiye Real Estate Development Co., Ltd, both of which are companies formed under the laws of the People’s Republic of China and were deemed Company’s variable interest entities prior to the Sale.

The Company sold its interests in Kirin Subsidiaries for an aggregate of $75,000,002 for the Sale. The carrying amount of the net assets of Kirin Subsidiaries was $63,312,904 as of disposal date and the Company recognized the differences of $11,687,098 to shareholders' equity as a capital transaction.